General (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 27, 2017	Jun. 30, 2022
General [Abstract]
Initial public offering raising price	$ 13,700
Net loss		$ 5,759
Cash flows from operating activities		2,188
Accumulated deficit		$ 66,736